Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 01, 2005	Jun. 28, 2002
Investments, Owned, Federal Income Tax Note [Line Items]
Federal statutory rate		35.00%	35.00%	35.00%		34.00%
Valuation allowance	$ 96,100,000			$ 95,200,000	$ 96,100,000	$ 141,600,000	$ 128,100,000
Valuation allowance release related to a legal entity restructuring project	51,400,000			900,000	51,400,000	0
Net unrecognized tax benefits that would impact the effective tax rate				700,000
Interest expense related to unrecognized tax benefits in tax expense				200,000	200,000	200,000
Accrued interest	2,000,000			2,200,000	2,000,000
Accrued penalties	300,000			300,000	300,000
Income tax benefit		$ (5,100,000)	$ (9,100,000)	(19,400,000)	(80,600,000)	$ (45,400,000)
Tax Period Prior to June 28, 2002
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards									$ 78,200,000
Estimated annual limitation of NOLs				3,500,000
Tax Period June 28, 2002 - November 1, 2005
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards								$ 4,800,000
Annual limitation of originated NOLs				4,200,000
HWStar Waste Holdings, Corp. and subsidiaries
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards				169,800,000
Capital Loss Carryforward
Investments, Owned, Federal Income Tax Note [Line Items]
Capital loss carryforward				182,900,000
Federal
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards	$ 432,500,000			$ 417.4	$ 432,500,000